Taxation - Income tax uncertainties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits, rollforward
Balance at January 1	$ 10,709	$ 9,276	$ 10,272
Changes in tax positions taken during a prior period - increase	4,773	1,933
Changes in tax positions taken during a prior period - decrease			(200)
Settlements	(2,547)	0	0
Impact of change in foreign currency exchange rates - Decrease	(297)	(500)	(796)
Balance at December 31	12,638	10,709	9,276
Unrecognized tax benefits impacting effective tax rate	0	$ 0	$ 0
Amount of unrecognized tax benefit expected to reverse within 12 months	$ 5,000